Financial Instruments	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Fair Value Disclosures [Abstract]
Financial Instruments
20.
Financial instruments

The Company measures its convertible promissory notes and Forward Purchase Agreement asset at fair value. The Company’s convertible promissory notes are categorized as Level 1 because they are measured based on observable listed prices of such instruments. The Forward Purchase Agreement is categorized as Level 3 because of unobservable inputs and other estimation techniques due to the absence of quoted market prices, inherent lack of liquidity and the tenure of such financial instruments.

Financial instruments measured at fair value on a recurring basis

The following table represents the fair value hierarchy for the Company’s financial instruments measured at fair value on a recurring basis as of December 31, 2023:

	December 31, 2023
	Fair Value Measured using
Particulars	Level 1	Level 2	Level 3	Total
Financial liabilities:
Convertible promissory notes	1,029,374	—	—	1,029,374
	1,029,374	—	—	1,029,374

	December 31, 2023
	Fair Value Measured using
Particulars	Level 1	Level 2	Level 3	Total
Financial assets:
Forward purchase agreement	—	—	24,462,103	24,462,103
	—	—	24,462,103	24,462,103

The Company uses a third-party valuation specialist to assist management in its determination of the fair value of its Level 1 classified convertible promissory notes. The fair value of these financial instruments is based on the volatility of its ordinary share warrants, based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s Ordinary Share that matches the expected remaining life of the warrants. For key aspects of valuation refer note 13 (B) (3).

The Company uses a third party valuation specialist to assist management in its determination of the fair value of its Level 3 classified Forward Purchase Agreement. The instrument was fair valued using a Monte Carlo simulation model utilizing assumptions related to the contractual term of the instruments and current interest rates. For key aspect of the valuation inputs refer note 6 (c).

Assets measured at Fair Value on a non-recurring basis

The Company’s non-financial assets, such as goodwill, intangible assets and property and equipment are adjusted to fair value when an impairment charge is recognized. Such fair value measurements are based predominately on Level 3 inputs.

Non-Marketable Equity Securities

The Company measures its non-marketable equity securities that do not have readily determinable fair values under the measurement alternative at cost less impairment, adjusted by price changes from observable transactions recorded within “Other income/(expense) net” in the consolidated statements of operations. The Company’s non-marketable equity securities are investments in privately held companies without readily determinable fair values and primarily relate to its investment in Daokang and Moonshot. The Company did not record any realized gains or losses for the Company’s non-marketable equity securities during the period ended December 31, 2023 and the year ended March 31, 2023.

Management of risks

Interest rate risk - Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to change to market interest rates. The Company is exposed to interest rate risk for its long-term debts where the interest rates are variable according to the market conditions.

Foreign currency risk - The Company monitors its foreign currency exposures on a regular basis. The operations are primarily denominated in United States Dollars, Pounds Sterling, Indian Rupees and Euros. For the purpose of analyzing foreign currency exchange risk, the Company considered the historical trends in foreign currency exchange rates. Based on a sensitivity analysis the Company performed as of December 31, 2023, an adverse 10% foreign currency exchange rate change applied to total monetary assets and liabilities denominated in currencies other than the United States Dollar would not have a material effect on the Company’s financial statements.

18.
Financial instruments

The Company measures the warrants and convertible notes at fair value. The Company’s warrants and convertible notes are categorized as Level 3 because they are valued based on unobservable inputs and other estimation techniques due to the absence of quoted market prices, inherent lack of liquidity and the tenure of such financial instruments.

Financial instruments measured at fair value on a recurring basis

The following table represents the fair value hierarchy for the Company’s financial instruments measured at fair value on a recurring basis as of March 31, 2022:

	March 31, 2022
	Fair Value Measured using
Particulars	Level 1	Level 2	Level 3	Total
Financial liabilities:
Share warrants	—	—	68,675	68,675
Convertible notes	—	—	23,032,002	23,032,002
		—	23,100,677	23,100,677

The Company uses a third-party valuation specialist to assist management in its determination of the fair value of its Level 3 classified share warrants and convertible notes. The fair value of these financial instruments is based on market approach which is considered appropriate for determining the enterprise value as an input to determine the fair value of the share warrants and convertible notes. For share warrants, an option pricing model (“OPM”) is employed to determine the fair value of the share warrants. The convertible notes are fair valued by adjusting the fair value of redemption amount with the fair value of the conversion option computed by using an option pricing model. The model involves making key assumptions around the expected time to maturity and volatility.

An increase or decrease in any of the unobservable inputs in isolation, such as the stock price of the Company, short-term revenue projections (12 months forward), marketability adjustments and volatility, could result in a material increase or decrease in the Company’ estimate of fair value. In the future, depending on the valuation approaches used, these or other inputs may have a more significant impact on the Company’s estimate of fair value.

The key unobservable inputs include marketability adjustments (between 20% - 35%) to the revenue multiples (10x -11x) of comparable companies which is based on comparable market transactions and expected volatility (between 20% - 22%) which is based on the volatility of an index of range of small cap companies in Indian scenario.

The following table presents a reconciliation of the Company’s financial liabilities measured and recorded at fair value on a recurring basis as of March 31, 2023 and 2022, using significant unobservable inputs (Level 3):

	Warrants	Convertible notes
Balance as of March 31, 2022	68,675	23,032,002
Change in fair value	34,484	974,890
Conversion of convertible notes into preferred stock	—	24,006,892
Exercise of share warrants	103,159	—
Balance as of March 31, 2023	—	—

Assets measured at Fair Value on a non-recurring basis

The Company’s non-financial assets, such as goodwill, intangible assets and property and equipment are adjusted to fair value when an impairment charge is recognized. Such fair value measurements are based predominately on Level 3 inputs.

Non-Marketable Equity Securities

The Company measures its non-marketable equity securities that do not have readily determinable fair values under the measurement alternative at cost less impairment, adjusted by price changes from observable transactions recorded within other income (expense), net in the consolidated statements of operations. The Company’s non-marketable equity securities are investments in privately held companies without readily determinable fair values and primarily relate to its investment in

Daokang and Moonshot. The Company did not record any realized gains or losses for the Company’s non-marketable equity securities during the year ended March 31, 2023 and 2022.

Management of risks

Interest rate risk - Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to change to market interest rates. The Company is exposed to interest risk for its long term debts where the interest rates are variable according to the market conditions.

Foreign currency risk - The Company monitors its foreign currency exposures on a regular basis. The operations are primarily denominated in Indian Rupee and the Company does not expect to be exposed to risk arising from movements in foreign currency as the revenues are recognized and expenses are accrued in the same currencies.